Revenue Recognition - Schedule of Revenues Recognized for Each Revenue Stream (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Disaggregation of Revenue [Line Items]
Total revenue	$ 44,843	$ 37,143	$ 164,957	$ 139,396
Pellet Procedures Product Revenue
Disaggregation of Revenue [Line Items]
Total revenue	35,070	30,807	128,952	109,465
Dietary Supplements
Disaggregation of Revenue [Line Items]
Total revenue	8,330	5,704	32,412	27,241
Disposable Trocars Product Revenue
Disaggregation of Revenue [Line Items]
Total revenue	720	234	1,698	860
Shipping Fees Product Revenue
Disaggregation of Revenue [Line Items]
Total revenue	35	13	71	32
Product Revenue
Disaggregation of Revenue [Line Items]
Total revenue	44,155	36,758	163,133	137,598
Training Service Revenue
Disaggregation of Revenue [Line Items]
Total revenue	336	165	973	859
Contract-Term Services Revenue
Disaggregation of Revenue [Line Items]
Total revenue	210	220	851	939
Other Service Revenue
Disaggregation of Revenue [Line Items]
Total revenue	142
Service Revenue
Disaggregation of Revenue [Line Items]
Total revenue	$ 688	$ 385	$ 1,824	$ 1,798